INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 9:-     Intangible Assets, Net

Composition:

		December 31,
		2010	2011
a.	Original amounts:
	Capitalized software development costs	100,243	57,739
	Customer relationship and acquired technology	11,222	24,978
	Other intangibles	2,884	3,208

		114,349	85,925
	Accumulated amortization:
	Capitalized software development costs	75,831	45,352
	Customer relationship and acquired technology	4,594	7,664
	Other intangibles	823	1,365

		81,248	54,381

	Total	33,101	31,544

a.	Amortized expenses totaled $ 9,800, $ 11,400 and $ 10,103 for the years ended December 31, 2009, 2010 and 2011, respectively. As for impairment of software development cost, see Note 2(l).

c.	Estimated intangible assets amortization for the years ended:

December 31,

2012	8,290
2013	7,172
2014	5,229
2015	3,615
2016	3,790
2017 and thereafter	3,448

Total	31,544